Cover Page Cover Page		9 Months Ended
	Oct. 22, 2020	Sep. 30, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2020
Entity Registrant Name		KIMBERLY-CLARK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-225
Entity Tax Identification Number	39-0394230
Entity Address, Address Line One	P.O. Box 619100
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75261-9100
City Area Code	(972)
Local Phone Number	281-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0000055785
Amendment Flag		false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KMB
Security Exchange Name	NYSE
0.625% Notes Due 2024
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	KMB24
Security Exchange Name	NYSE